Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caymus Capital Partners

Address: 10001 Woodloch Forest Drive, #225
	 The Woodlands, TX  77380


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Morgan Whatley
Title:     Chief Compliance Officer
Phone:     281-203-5284


Signature, Place, and Date of Signing:

     /s/ Morgan Whatley, The Woodlands, TX,     February 8, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $214810 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum Corp        COM              032511107    19447   261700 SH       Sole     None        Sole
Cabot Oil & Gas, Corp.         COM              127097103     9261   186180 SH       Sole     None        Sole
Carrizo Oil & Gas, Inc.        COM              144577103     2964   141700 SH       Sole     None        Sole
Cimarex Energy Company         COM              171798101    17735   307200 SH       Sole     None        Sole
Comstock Resources, Inc.       COM              205768203     8358   552800 SH       Sole     None        Sole
EQT Corp.                      COM              26884L109    19274   326785 SH       Sole     None        Sole
Laredo Petroleum Holdings, Inc COM              516806106     6218   342400 SH       Sole     None        Sole
Marathon Oil Corp.             COM              565849106    10611   346100 SH       Sole     None        Sole
Newfield Exploration Company   COM              651290108     8971   335000 SH       Sole     None        Sole
Northern Oil & Gas Inc         COM              665531109    17438  1036747 SH       Sole     None        Sole
Pioneer Natural Resources, Inc COM              723787107    21656   203171 SH       Sole     None        Sole
Rosetta Resources, Inc         COM              777779307    16134   355995 SH       Sole     None        Sole
SM Energy Company              COM              78454L100    23580   451635 SH       Sole     None        Sole
Suncor Energy Inc              COM              867224107     4619   140067 SH       Sole     None        Sole
Whiting Petroleum Corp.        COM              966387102    16789   387100 SH       Sole     None        Sole
WPX Energy Inc.                COM              98212B103    11755   790000 SH       Sole     None        Sole